Income Taxes - Income before income taxes and noncontrolling interests (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
U.S. income (loss) before income taxes	$ (25)	$ 63	$ 198
Foreign income before income taxes	369	361	243
Earnings before income taxes and noncontrolling interests	$ 344	$ 424	$ 441